Net Income (Loss) per Share (Details) - Schedule of Basic and Diluted Loss Per Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Loss Per Share [Abstract]
Weighted average common stock outstanding, diluted (in Shares)	11,215,068	10,123,187	10,153,564	10,123,187	10,123,169	10,126,825
Net loss per share attributable to common shareholders, diluted (in Dollars per share)	$ 0.13	$ (0.13)	$ (2.46)	$ (0.44)	$ (1.57)	$ (0.86)